Loss from operations	9 Months Ended
Dec. 31, 2021
Parent [member]
Statements [Line Items]
Loss from operations
3	Loss from operations
Loss from operations is derived at after charging the following:

2021
€
SEC Listing Transaction Charges	1,332,175
Other administrative costs	95,795

1,427,970